Condensed Financial Information Parent Company Only (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net income	$ 13,739,940	$ 13,138,338
Net cash provided by operating activities	15,735,245	14,044,681
Dividends paid on preferred stock	(66,563)	(48,750)
Dividends paid on common stock	(3,712,750)	(3,386,502)
Net cash provided by financing activities	40,047,912	85,857,771
Cash Paid for Interest	4,014,956	3,148,847
Dividends declared	4,967,035	4,699,529
Dividends reinvested	1,210,599	1,163,815
Parent Company [Member]
Net income	13,739,940	13,138,338
Equity in undistributed net income of subsidiary	(9,457,911)	(9,544,948)
(Increase) decrease in income taxes receivable	(38,377)	(467)
Net cash provided by operating activities	4,243,652	3,592,923
Dividends paid on preferred stock	(66,563)	(48,750)
Dividends paid on common stock	(3,712,750)	(3,386,502)
Net cash provided by financing activities	(3,779,313)	(3,435,252)
Net increase in cash	464,339	157,671
Cash Beginning	908,042	750,371
Cash Ending	1,372,381	908,042
Cash Received for Income Taxes	185,439	184,973
Cash Paid for Interest	573,603	393,105
Dividends declared	4,967,035	4,699,529
Increase in dividends payable attributable to dividends declared	(43,686)	(149,212)
Dividends reinvested	1,210,599	1,163,815
Total common shares dividends paid	$ 3,712,750	$ 3,386,502